UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05440

MFS INTERMEDIATE INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2017

MFS® INTERMEDIATE INCOME TRUST

PORTFOLIO OF INVESTMENTS

1/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 95.3%
Asset-Backed & Securitized - 7.3%
AmeriCredit Automobile Receivables Trust, 2015-3, “A2A”, 1.07%, 1/08/2019	$357,169	$357,070
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	394,223	394,264
Capital One Multi-Asset Execution Trust, 2016-A4, “A4”, 1.33%, 6/15/2022	2,880,000	2,846,981
Chesapeake Funding II LLC, 2016-1A, “A2”, FRN, 1.917%, 3/15/2028 (n)	1,500,000	1,509,177
Chesapeake Funding LLC, 2015-1A, “A”, FRN, 1.265%, 2/07/2027 (n)	3,022,895	3,019,743
Colony Starwood Homes, 2016-2A, “A”, FRN, 1.954%, 12/17/2033 (n)	1,895,654	1,904,551
Credit Acceptance Auto Loan Trust, 2015-2A, “A”, 2.4%, 2/15/2023 (n)	2,126,000	2,139,256
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.938%, 9/15/2039	786,657	795,574
Credit Suisse Mortgage Capital Certificate, 5.695%, 9/15/2040	1,230,739	1,244,687
CWCapital Cobalt Ltd., “A4”, FRN, 5.764%, 5/15/2046	987,371	994,924
Drive Auto Receivables Trust 2017-AA, “A3”, 2.27%, 1/15/2020 (n)	1,040,000	1,039,834
Drive Auto Receivables Trust, 2016-CA, “A3”, 1.67%, 11/15/2019 (n)	2,030,000	2,029,021
Enterprise Fleet Financing LLC, 2017-1, “A2”, 2.13%, 7/20/2022 (n)	850,000	849,892
Exeter Automobile Receivables Trust, 2015-2A, “A”, 1.54%, 11/15/2019 (n)	637,016	636,883
Exeter Automobile Receivables Trust, 2017-1A, “A”, 1.96%, 3/15/2021 (z)	885,000	884,937
Falcon Franchise Loan LLC, FRN, 7.178%, 1/05/2023 (i)(z)	215,235	8,778
Flagship Credit Auto Trust, 2016-1, “A”, 2.77%, 12/15/2020 (n)	314,993	317,627
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	339,000	342,072
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/2026 (n)	1,247,000	1,258,223
Ford Credit Floorplan Master Owner Trust, 2015-1, “A2”, FRN, 1.168%, 1/15/2020	2,470,000	2,473,434
GE Dealer Floorplan Master Note Trust, 2014-1, “A”, FRN, 1.156%, 7/20/2019	2,270,000	2,270,268
GMF Floorplan Owner Revolving Trust, 2017-A1, “A”, 2.22%, 1/18/2022 (n)	1,290,000	1,289,663
GO Financial Auto Securitization Trust, 2015-2, “A”, 3.27%, 11/15/2018 (n)	287,388	287,774
Hertz Fleet Lease Funding LP, 2016-1, “A2”, 1.96%, 4/10/2030 (n)	1,030,000	1,033,989
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 1/15/2049	323,126	322,736
Kubota Credit Owner Trust, 2015-1A, “A2”, 0.94%, 12/15/2017 (n)	65,887	65,878
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.41%, 10/15/2027 (z)	1,117,883	1,115,166
Mercedes-Benz Master Owner Trust, 2016-AA, “A”, FRN, 1.283%, 5/15/2020 (n)	1,800,000	1,805,472
Nextgear Floorplan Master Owner Trust, 2015-1A, “A”, 1.8%, 7/15/2019 (n)	1,301,000	1,300,972
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	741,093	737,256
SPS Servicer Advance Receivables Trust, 2016-T1, “AT1”, 2.53%, 11/16/2048 (n)	2,360,000	2,353,164
Sway Residential Trust, 2014-1, “A”, FRN, 2.068%, 1/17/2032 (n)	1,102,753	1,102,752
Tricon American Homes 2015-SFR1, Trust “1A”, FRN, 2.589%, 11/17/2033 (n)	1,300,000	1,266,805

		$39,998,823
Automotive - 2.6%
Daimler Finance North America LLC, 1.65%, 5/18/2018 (n)	$3,000,000	$2,994,648
Ford Motor Credit Co. LLC, 2.021%, 5/03/2019	1,360,000	1,347,795
Ford Motor Credit Co. LLC, FRN, 1.47%, 9/08/2017	800,000	800,255
Ford Motor Credit Co. LLC, FRN, 1.949%, 1/09/2018	1,670,000	1,676,017
Hyundai Capital America, 2%, 3/19/2018 (n)	2,313,000	2,312,746
Hyundai Capital America, 2.4%, 10/30/2018 (n)	1,480,000	1,486,024
Nissan Motor Acceptance Corp., FRN, 1.491%, 3/03/2017 (n)	1,340,000	1,340,631
Volkswagen Group of America Finance LLC, 1.65%, 5/22/2018 (n)	2,310,000	2,301,541

		$14,259,657
Broadcasting - 0.4%
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	$910,000	$906,389
Time Warner, Inc., 3.8%, 2/15/2027	1,406,000	1,371,379

		$2,277,768

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Brokerage & Asset Managers - 0.7%
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	$2,388,000	$2,429,200
NYSE Euronext, 2%, 10/05/2017	1,558,000	1,565,559

		$3,994,759
Business Services - 0.6%
Cisco Systems, Inc., FRN, 1.221%, 3/03/2017	$2,730,000	$2,730,895
Fidelity National Information Services, Inc., 2.85%, 10/15/2018	665,000	675,438

		$3,406,333
Cable TV - 1.0%
Cox Communications, Inc., 3.25%, 12/15/2022 (n)	$2,925,000	$2,851,562
Time Warner Cable, Inc., 4%, 9/01/2021	2,770,000	2,864,413

		$5,715,975
Chemicals - 1.0%
Chevron Phillips Chemical Co. LLC, 1.7%, 5/01/2018 (n)	$1,810,000	$1,809,824
Dow Chemical Co., 8.55%, 5/15/2019	2,490,000	2,846,538
LyondellBasell Industries N.V., 5%, 4/15/2019	690,000	729,710

		$5,386,072
Computer Software - 0.8%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/01/2019 (n)	$1,140,000	$1,163,454
Microsoft Corp., 3.125%, 11/03/2025	3,110,000	3,104,551

		$4,268,005
Conglomerates - 0.2%
General Electric Capital Corp., 6%, 8/07/2019	$338,000	$372,920
Roper Technologies, Inc., 2.8%, 12/15/2021	651,000	650,559

		$1,023,479
Consumer Products - 0.7%
Newell Rubbermaid, Inc., 2.875%, 12/01/2019	$1,530,000	$1,556,829
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	2,274,000	2,358,675

		$3,915,504
Consumer Services - 0.2%
Experian Finance PLC, 2.375%, 6/15/2017 (n)	$1,154,000	$1,157,324

Defense Electronics - 0.3%
BAE Systems Holdings, Inc., 6.375%, 6/01/2019 (n)	$1,400,000	$1,533,644

Electrical Equipment - 0.6%
Amphenol Corp., 1.55%, 9/15/2017	$890,000	$890,499
Arrow Electronics, Inc., 3%, 3/01/2018	742,000	749,454
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	1,703,000	1,711,459

		$3,351,412
Electronics - 0.5%
Broadcom Corp., “A”, 3%, 1/15/2022 (n)	$2,000,000	$1,991,310
Tyco Electronics Group S.A., 2.375%, 12/17/2018	623,000	628,165

		$2,619,475
Emerging Market Quasi-Sovereign - 1.8%
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/2021 (n)	$1,090,000	$1,156,902
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/2019 (n)	1,337,000	1,365,746
Corporacion Financiera de Desarrollo S.A., 4.75%, 2/08/2022 (n)	228,000	240,836

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - continued
Korea Gas Corp., 2.25%, 7/25/2017 (n)	$1,630,000	$1,635,103
Petroleos Mexicanos, 6%, 3/05/2020	2,970,000	3,148,200
Sinopec Capital (2013) Ltd., 3.125%, 4/24/2023 (n)	733,000	719,865
State Grid International Development Co. Ltd., 1.75%, 5/22/2018 (n)	1,330,000	1,324,253

		$9,590,905
Emerging Market Sovereign - 0.4%
Republic of Poland, 5%, 3/23/2022	$772,000	$841,634
State of Qatar, 2.375%, 6/02/2021 (n)	1,105,000	1,091,011

		$1,932,645
Energy - Integrated - 1.0%
BP Capital Markets PLC, 4.5%, 10/01/2020	$853,000	$917,027
BP Capital Markets PLC, 4.742%, 3/11/2021	1,810,000	1,975,014
LUKOIL International Finance B.V., 3.416%, 4/24/2018 (n)	810,000	819,315
Petro-Canada, 6.05%, 5/15/2018	904,000	952,234
Total Capital International S.A., 1.5%, 2/17/2017	1,000,000	1,000,258

		$5,663,848
Financial Institutions - 0.6%
GE Capital International Funding Co., 2.342%, 11/15/2020	$984,000	$986,589
LeasePlan Corp. N.V., 3%, 10/23/2017 (n)	1,970,000	1,982,159
LeasePlan Corp. N.V., 2.5%, 5/16/2018 (n)	466,000	466,655

		$3,435,403
Food & Beverages - 5.2%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	$6,000,000	$6,034,974
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023	2,308,000	2,346,172
Coca-Cola Bottling Co. Consolidated, 3.8%, 11/25/2025	3,120,000	3,131,450
Diageo Capital PLC, 1.5%, 5/11/2017	1,530,000	1,531,818
Grupo Bimbo S.A.B. de C.V., 4.5%, 1/25/2022 (n)	290,000	303,023
Kerry Group Financial Services, 3.2%, 4/09/2023 (n)	2,850,000	2,789,643
Kraft Heinz Foods Co., 1.6%, 6/30/2017	2,090,000	2,091,354
Kraft Heinz Foods Co., 6.125%, 8/23/2018	2,380,000	2,533,843
Mondelez International, Inc., FRN, 1.5%, 10/28/2019 (n)	2,380,000	2,387,987
Tyson Foods, Inc., 4.5%, 6/15/2022	1,447,000	1,539,608
Want Want China Finance Co., 1.875%, 5/14/2018 (n)	1,430,000	1,418,930
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	613,000	618,740
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	1,876,000	1,934,167

		$28,661,709
Food & Drug Stores - 0.7%
CVS Health Corp., 3.875%, 7/20/2025	$2,479,000	$2,544,384
Walgreens Boots Alliance, Inc., 3.3%, 11/18/2021	1,522,000	1,553,449

		$4,097,833
Gaming & Lodging - 0.3%
Wyndham Worldwide Corp., 2.95%, 3/01/2017	$1,686,000	$1,688,374

Industrial - 0.6%
Princeton University, 4.95%, 3/01/2019	$2,860,000	$3,051,857

Insurance - 1.5%
American International Group, Inc., 3.75%, 7/10/2025	$2,808,000	$2,817,522
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	1,600,000	1,590,634
Unum Group, 4%, 3/15/2024	2,863,000	2,880,401

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Insurance - continued
Voya Financial, Inc., 2.9%, 2/15/2018		$870,000	$879,308

			$8,167,865
Insurance - Health - 0.5%
UnitedHealth Group, Inc., 3.75%, 7/15/2025		$2,800,000	$2,908,444

Insurance - Property & Casualty - 1.7%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025		$3,110,000	$3,076,785
AXIS Capital Holdings Ltd., 5.875%, 6/01/2020		1,610,000	1,776,798
Marsh & McLennan Cos., Inc., 2.35%, 9/10/2019		1,260,000	1,267,588
ZFS Finance USA Trust V, 6.5% to 5/09/2017, FRN to 5/09/2067 (n)		3,000,000	3,007,500

			$9,128,671
International Market Quasi-Sovereign - 2.2%
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/2018 (n)		$1,746,000	$1,746,496
Dexia Credit Local S.A., 1.875%, 9/15/2021 (n)		2,510,000	2,420,880
Dexia Credit Local S.A., 2.25%, 1/30/2019 (n)		3,280,000	3,296,052
Electricite de France, 2.15%, 1/22/2019 (n)		1,784,000	1,786,398
Statoil A.S.A., FRN, 1.195%, 5/15/2018		2,887,000	2,892,477

			$12,142,303
International Market Sovereign - 12.4%
Commonwealth of Australia, 5.75%, 5/15/2021	AUD	3,836,000	$3,347,690
Federal Republic of Germany, 3.25%, 7/04/2021	EUR	1,200,000	1,509,853
Federal Republic of Germany, 1.75%, 2/15/2024	EUR	4,050,000	4,924,714
Government of Canada, 4.25%, 6/01/2018	CAD	505,000	406,445
Government of Canada, 3.25%, 6/01/2021	CAD	1,579,000	1,323,460
Government of Canada, 2.5%, 6/01/2024	CAD	3,043,000	2,493,658
Government of Japan, 2.1%, 9/20/2024	JPY	320,000,000	3,281,934
Government of Norway, 3.75%, 5/25/2021	NOK	6,400,000	863,029
Kingdom of Belgium, 4.25%, 9/28/2021	EUR	404,000	526,369
Kingdom of Belgium, 2.6%, 6/22/2024	EUR	2,845,000	3,554,181
Kingdom of Denmark, 3%, 11/15/2021	DKK	4,447,000	742,877
Kingdom of Denmark, 1.5%, 11/15/2023	DKK	4,198,000	666,132
Kingdom of Spain, 5.5%, 7/30/2017	EUR	711,000	789,190
Kingdom of Spain, 4.6%, 7/30/2019	EUR	4,110,000	4,949,632
Kingdom of Spain, 5.4%, 1/31/2023	EUR	2,425,000	3,330,898
Kingdom of Sweden, 5%, 12/01/2020	SEK	6,500,000	892,078
Kingdom of Sweden, 3.5%, 6/01/2022	SEK	4,235,000	571,789
Kingdom of the Netherlands, 2%, 7/15/2024	EUR	1,251,000	1,526,482
Republic of Austria, 1.75%, 10/20/2023	EUR	210,000	251,405
Republic of France, 2.5%, 10/25/2020	EUR	1,500,000	1,784,413
Republic of Italy, 5.25%, 8/01/2017	EUR	11,388,000	12,633,340
Republic of Italy, 3.75%, 3/01/2021	EUR	2,600,000	3,156,728
Republic of Italy, 5.5%, 9/01/2022	EUR	2,969,000	3,940,642
United Kingdom Treasury, 8%, 6/07/2021	GBP	2,500,000	4,151,156
United Kingdom Treasury, 2.25%, 9/07/2023	GBP	4,750,000	6,465,487

			$68,083,582
Internet - 0.5%
Baidu, Inc., 3.25%, 8/06/2018		$1,111,000	$1,129,609
Baidu, Inc., 2.75%, 6/09/2019		1,510,000	1,527,344

			$2,656,953
Major Banks - 14.7%
ABN AMRO Bank N.V., 2.1%, 1/18/2019 (n)		$1,420,000	$1,421,924
ABN AMRO Bank N.V., 4.25%, 2/02/2017 (n)		1,997,000	1,997,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
ABN AMRO Bank N.V., 1.8%, 6/04/2018 (n)	$1,450,000	$1,446,624
Bank of America Corp., 6.875%, 4/25/2018	1,000,000	1,059,450
Bank of America Corp., 2.151%, 11/09/2020	750,000	737,572
Bank of America Corp., 4.125%, 1/22/2024	2,876,000	2,979,628
Bank of America Corp., 4.183%, 11/25/2027	2,285,000	2,267,307
Bank of Montreal, FRN, 1.673%, 7/18/2019	2,410,000	2,418,575
Barclays PLC, 3.25%, 1/12/2021	3,848,000	3,851,321
BNP Paribas, 2.7%, 8/20/2018	1,200,000	1,215,419
BNP Paribas, FRN, 1.473%, 3/17/2017	2,660,000	2,661,386
Commonwealth Bank of Australia, 5%, 10/15/2019 (n)	2,560,000	2,748,721
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	915,000	980,457
Credit Suisse Group AG, “A”, 3.574%, 1/09/2023 (n)	1,500,000	1,493,087
Credit Suisse New York, 1.75%, 1/29/2018	1,440,000	1,441,873
DBS Bank Ltd., 2.35%, 2/28/2017 (n)	1,830,000	1,828,714
DNB Bank A.S.A., 3.2%, 4/03/2017 (n)	2,220,000	2,227,399
Goldman Sachs Group, Inc., 2%, 4/25/2019	260,000	259,252
Goldman Sachs Group, Inc., 5.75%, 1/24/2022	1,924,000	2,159,952
Goldman Sachs Group, Inc., 3%, 4/26/2022	1,720,000	1,708,538
Goldman Sachs Group, Inc., FRN, 2.087%, 4/30/2018	1,240,000	1,251,148
Goldman Sachs Group, Inc., FRN, 2.061%, 10/23/2019	140,000	140,927
Huntington National Bank, FRN, 1.468%, 4/24/2017	2,460,000	2,460,819
ING Bank N.V., 1.8%, 3/16/2018 (n)	660,000	660,678
ING Bank N.V., 5.8%, 9/25/2023 (n)	2,912,000	3,227,870
JPMorgan Chase & Co., 2.2%, 10/22/2019	2,090,000	2,094,259
JPMorgan Chase & Co., 4.625%, 5/10/2021	2,890,000	3,113,972
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	1,140,000	1,145,602
Mizuho Bank Ltd., FRN, 2.22%, 10/20/2018 (n)	2,770,000	2,783,423
Morgan Stanley, 6.625%, 4/01/2018	1,532,000	1,615,788
Morgan Stanley, 5.625%, 9/23/2019	640,000	693,303
Morgan Stanley, 3.7%, 10/23/2024	1,816,000	1,829,378
Morgan Stanley, FRN, 2.26%, 2/01/2019	1,850,000	1,882,379
Morgan Stanley, FRN, 1.781%, 7/23/2019	1,070,000	1,075,125
PNC Bank N.A., 1.5%, 10/18/2017	1,600,000	1,602,347
PNC Bank N.A., 1.6%, 6/01/2018	2,340,000	2,338,746
Royal Bank of Canada, FRN, 1.653%, 12/10/2018	3,370,000	3,386,483
Skandinaviska Enskilda Banken AB, 2.45%, 5/27/2020 (n)	1,810,000	1,806,127
Sumitomo Mitsui Banking Corp., FRN, 1.334%, 7/11/2017	1,720,000	1,719,871
Swedbank AB, 2.125%, 9/29/2017 (n)	3,568,000	3,584,534
Wells Fargo & Co., FRN, 1.21%, 9/08/2017	3,110,000	3,110,840
Westpac Banking Corp., 2%, 8/14/2017	2,320,000	2,328,851

		$80,756,669
Medical & Health Technology & Services - 0.7%
Becton, Dickinson and Co., 1.8%, 12/15/2017	$1,446,000	$1,449,706
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	2,120,000	2,128,862

		$3,578,568
Medical Equipment - 0.4%
Abbott Laboratories, 3.4%, 11/30/2023	$2,285,000	$2,280,026

Metals & Mining - 1.7%
Barrick Gold Corp., 4.1%, 5/01/2023	$857,000	$900,618
Freeport-McMoRan, Inc., 2.375%, 3/15/2018	1,090,000	1,086,730
Freeport-McMoRan, Inc., 3.1%, 3/15/2020	1,740,000	1,726,950
Glencore Funding LLC, 2.125%, 4/16/2018 (n)	1,270,000	1,268,755

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Metals & Mining - continued
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	$1,518,000	$1,556,102
Glencore Funding LLC, 4%, 4/16/2025 (n)	880,000	875,762
Kinross Gold Corp., 5.95%, 3/15/2024	1,897,000	1,990,427

		$9,405,344
Midstream - 1.6%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$2,246,000	$2,254,874
Kinder Morgan Energy Partners LP, 3.5%, 3/01/2021	1,854,000	1,890,676
ONEOK Partners LP, 3.2%, 9/15/2018	1,510,000	1,541,351
Spectra Energy Capital LLC, 8%, 10/01/2019	1,299,000	1,471,038
TransCanada PipeLines Ltd., 1.875%, 1/12/2018	940,000	942,360
Williams Cos., Inc., 3.7%, 1/15/2023	807,000	792,878

		$8,893,177
Mortgage-Backed - 1.7%
Fannie Mae, 1.114%, 2/25/2017	$239,395	$239,208
Fannie Mae, 5.5%, 9/01/2017 - 4/01/2025	365,023	399,441
Fannie Mae, 4.5%, 3/01/2019	343,641	352,543
Fannie Mae, 5%, 5/01/2019 - 12/01/2020	90,976	93,424
Fannie Mae, 6.5%, 11/01/2031	1,039,593	1,201,695
Fannie Mae, FRN, 0.906%, 12/25/2017	192,418	192,479
Fannie Mae, FRN, 1.121%, 5/25/2018	1,233,290	1,233,378
Freddie Mac, 6%, 8/01/2017 - 8/01/2034	58,797	62,628
Freddie Mac, 5.5%, 9/01/2017 - 6/01/2020	412,210	429,337
Freddie Mac, 3.882%, 11/25/2017	1,423,992	1,442,548
Freddie Mac, 5%, 6/01/2019	207,667	212,632
Freddie Mac, 4.224%, 3/25/2020	2,249,154	2,393,899
Ginnie Mae, 6%, 6/15/2033 - 10/15/2036	678,809	781,172
Ginnie Mae, 6.235%, 4/20/2058	72,085	77,457

		$9,111,841
Network & Telecom - 1.3%
AT&T, Inc., FRN, 1.847%, 11/27/2018	$2,940,000	$2,958,496
British Telecommunications PLC, 2.35%, 2/14/2019	1,330,000	1,337,338
Verizon Communications, Inc., 6.1%, 4/15/2018	1,300,000	1,370,842
Verizon Communications, Inc., FRN, 1.763%, 6/17/2019	1,250,000	1,261,175

		$6,927,851
Oil Services - 0.2%
Schlumberger Holdings Corp., 1.9%, 12/21/2017 (n)	$1,100,000	$1,104,480

Oils - 0.6%
Marathon Petroleum Corp., 3.625%, 9/15/2024	$1,003,000	$983,585
Valero Energy Corp., 3.4%, 9/15/2026	2,353,000	2,258,809

		$3,242,394
Other Banks & Diversified Financials - 7.0%
Banco de Credito e Inversiones, 3%, 9/13/2017 (n)	$200,000	$201,000
Banco Santander Chile, FRN, 1.914%, 4/11/2017 (n)	3,410,000	3,405,908
Banque Federative du Credit Mutuel, 2.75%, 1/22/2019 (n)	894,000	903,317
Banque Federative du Credit Mutuel, 2%, 4/12/2019 (n)	1,810,000	1,803,562
Capital One Bank (USA) N.A., FRN, 1.56%, 2/05/2018	2,650,000	2,658,825
Citigroup, Inc., FRN, 2.074%, 8/02/2021	4,010,000	4,049,150
Citizens Bank N.A., 2.5%, 3/14/2019	1,000,000	1,007,384
Citizens Bank N.A., 2.55%, 5/13/2021	910,000	905,991

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
Discover Bank, 3.1%, 6/04/2020	$1,152,000	$1,167,633
Fifth Third Bancorp, 1.35%, 6/01/2017	2,570,000	2,571,393
Fifth Third Bancorp, 2.3%, 3/01/2019	795,000	799,524
Fifth Third Bancorp, 2.3%, 3/15/2019	1,260,000	1,270,832
First Republic Bank, 2.375%, 6/17/2019	578,000	577,255
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	2,556,000	3,131,100
Intesa Sanpaolo S.p.A., 3.875%, 1/16/2018	1,752,000	1,779,785
Lloyds Bank PLC, 2.3%, 11/27/2018	780,000	785,125
Lloyds Bank PLC, 5.8%, 1/13/2020 (n)	2,080,000	2,272,635
SunTrust Banks, Inc., 2.7%, 1/27/2022	1,803,000	1,795,851
SunTrust Banks, Inc., 3.3%, 5/15/2026	1,473,000	1,422,217
UBS AG, FRN, 1.282%, 8/14/2017	1,470,000	1,470,509
UBS Group Funding (Jersey) Ltd., 3%, 4/15/2021 (n)	2,505,000	2,500,033
UBS Group Funding (Jersey) Ltd., FRN, 2.437%, 9/24/2020 (n)	1,680,000	1,703,046

		$38,182,075
Personal Computers & Peripherals - 0.1%
Equifax, Inc., 2.3%, 6/01/2021	$759,000	$747,267

Pharmaceuticals - 4.2%
AbbVie, Inc., 1.8%, 5/14/2018	$2,410,000	$2,413,552
Actavis Funding SCS, 3%, 3/12/2020	3,625,000	3,681,557
Actavis Funding SCS, 3.45%, 3/15/2022	3,000,000	3,036,501
Biogen, Inc., 2.9%, 9/15/2020	1,420,000	1,443,115
Celgene Corp., 2.125%, 8/15/2018	2,220,000	2,230,039
EMD Finance LLC, 1.7%, 3/19/2018 (n)	2,500,000	2,492,428
Gilead Sciences, Inc., 3.65%, 3/01/2026	3,740,000	3,800,925
Mylan N.V., 2.5%, 6/07/2019	940,000	935,605
Shire Acquisitions Investments Ireland Designated Activity Co., 2.875%, 9/23/2023	3,000,000	2,866,056

		$22,899,778
Real Estate - Healthcare - 0.2%
Welltower, Inc., REIT, 2.25%, 3/15/2018	$828,000	$832,826

Real Estate - Office - 0.2%
Vornado Realty LP, REIT, 2.5%, 6/30/2019	$1,169,000	$1,174,052

Real Estate - Retail - 0.3%
Kimco Realty Corp., REIT, 6.875%, 10/01/2019	$690,000	$775,078
WEA Finance LLC/Westfield Co., REIT, 1.75%, 9/15/2017 (n)	770,000	770,733

		$1,545,811
Retailers - 0.3%
Dollar General Corp., 1.875%, 4/15/2018	$275,000	$275,420
Wesfarmers Ltd., 1.874%, 3/20/2018 (n)	1,119,000	1,120,264

		$1,395,684
Specialty Chemicals - 0.2%
Airgas, Inc., 3.05%, 8/01/2020	$870,000	$891,477

Supranational - 1.0%
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/2020 (n)	$1,900,000	$1,911,400
Corporacion Andina de Fomento, 4.375%, 6/15/2022	2,950,000	3,142,222
West African Development Bank, 5.5%, 5/06/2021 (n)	445,000	460,931

		$5,514,553

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Telecommunications - Wireless - 1.0%
American Tower Trust I, REIT, 1.551%, 3/15/2018 (n)	$1,540,000	$1,537,536
Rogers Communications, Inc., 6.8%, 8/15/2018	1,490,000	1,601,783
SBA Tower Trust, 2.877%, 7/15/2021 (n)	586,000	580,117
SBA Tower Trust, 2.898%, 10/15/2044 (n)	1,920,000	1,933,298

		$5,652,734
Telephone Services - 0.2%
Qwest Corp., 6.5%, 6/01/2017	$1,200,000	$1,216,500

Tobacco - 0.7%
Reynolds American, Inc., 8.125%, 6/23/2019	$1,316,000	$1,494,581
Reynolds American, Inc., 6.875%, 5/01/2020	1,340,000	1,521,760
Reynolds American, Inc., 3.25%, 6/12/2020	614,000	629,738

		$3,646,079
Transportation - Services - 0.7%
ERAC USA Finance Co., 2.75%, 3/15/2017 (n)	$1,247,000	$1,249,374
TTX Co., 2.6%, 6/15/2020 (n)	2,450,000	2,444,627

		$3,694,001
U.S. Government Agencies and Equivalents - 0.8%
AID-Ukraine, 1.847%, 5/29/2020	$2,500,000	$2,493,728
Small Business Administration, 6.35%, 4/01/2021	139,952	148,222
Small Business Administration, 6.34%, 5/01/2021	108,890	115,272
Small Business Administration, 6.44%, 6/01/2021	114,766	120,741
Small Business Administration, 6.625%, 7/01/2021	137,972	146,128
Small Business Administration, 5.34%, 11/01/2021	383,358	402,736
Small Business Administration, 4.93%, 1/01/2024	207,597	218,029
Small Business Administration, 5.36%, 11/01/2025	321,352	343,055
Small Business Administration, 5.39%, 12/01/2025	245,200	261,773

		$4,249,684
U.S. Treasury Obligations - 3.5%
U.S. Treasury Notes, 1.75%, 2/28/2022	$3,210,000	$3,179,531
U.S. Treasury Notes, 1.625%, 5/15/2026	17,420,000	16,233,942

		$19,413,473
Utilities - Electric Power - 5.7%
Dominion Resources, Inc., 3.9%, 10/01/2025	$2,641,000	$2,698,579
E.ON International Finance B.V., 5.8%, 4/30/2018 (n)	3,000,000	3,136,530
Emera U.S. Finance LP, 2.15%, 6/15/2019	670,000	669,440
Enel Americas S.A., 4%, 10/25/2026	252,000	245,750
Enel Finance International S.A., 6.25%, 9/15/2017 (n)	2,240,000	2,301,226
Eversource Energy, 2.5%, 3/15/2021	1,000,000	993,294
Exelon Generation Co. LLC, 5.2%, 10/01/2019	1,340,000	1,437,390
Exelon Generation Co. LLC, 4.25%, 6/15/2022	1,040,000	1,080,893
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/2017	2,727,000	2,737,226
NextEra Energy Capital Holdings, Inc., 2.3%, 4/01/2019	1,714,000	1,730,307
Oncor Electric Delivery Co., 4.1%, 6/01/2022	2,206,000	2,353,114
PG&E Corp., 2.4%, 3/01/2019	1,448,000	1,457,848
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	546,000	592,172
PSEG Power LLC, 3%, 6/15/2021	2,000,000	2,012,152
Southern Co., 2.45%, 9/01/2018	2,280,000	2,300,128
Southern Co., 5.5% to 3/15/2022, FRN to 3/15/2057	2,200,000	2,276,234
Southern Power Co., 1.85%, 12/01/2017	580,000	581,648

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - continued
Transelec S.A., 4.625%, 7/26/2023 (n)	$927,000	$965,546
Transelec S.A., 4.25%, 1/14/2025 (n)	228,000	231,275
Xcel Energy, Inc., 1.2%, 6/01/2017	1,500,000	1,498,601

		$31,299,353
Total Bonds		$521,774,319

Short-Term Obligations (y) - 0.9%
Bank of Nova Scotia, 1.44%, due 9/01/17	$5,000,000	$5,004,530

Money Market Funds - 3.1%
MFS Institutional Money Market Portfolio, 0.62% (v)	16,891,293	$16,891,293
Total Investments		$543,670,142

Other Assets, Less Liabilities - 0.7%		4,031,757
Net Assets - 100.0%		$547,701,899

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $157,620,383 representing 28.8% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(y)	The rate shown represents an annualized yield at time of purchase.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Exeter Automobile Receivables Trust, 2017-1A, “A”, 1.96%, 3/15/2021	1/30/17	$884,937	$884,937
Falcon Franchise Loan LLC, FRN, 7.178%, 1/05/2023	1/18/02	31,503	8,778
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.41%, 10/15/2027	6/27/16	1,112,530	1,115,166
Total Restricted Securities			$2,008,881
% of Net assets			0.4%

The following abbreviations are used in this report and are defined:

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 1/31/17

Forward Foreign Currency Exchange Contracts at 1/31/17

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	GBP	Merrill Lynch International	9,405,477	3/10/17	$11,947,307	$11,840,711	$106,596

Liability Derivatives
SELL	AUD	Westpac Banking Corp.	4,469,012	3/10/17	$3,325,651	$3,386,384	$(60,733)
SELL	CAD	Merrill Lynch International	5,639,614	3/10/17	4,256,039	4,335,590	(79,551)
SELL	DKK	Citibank N.A.	9,466,576	3/10/17	1,375,186	1,376,391	(1,205)
SELL	EUR	Citibank N.A.	17,267,682	3/10/17	18,586,346	18,667,989	(81,643)
SELL	EUR	JPMorgan Chase Bank N.A.	24,603,977	4/18/17	26,307,803	26,652,581	(344,778)
SELL	JPY	Goldman Sachs International	305,140,293	3/10/17	2,691,697	2,705,654	(13,957)
SELL	NOK	Citibank N.A.	7,569,996	3/10/17	901,748	918,054	(16,306)
SELL	NZD	JPMorgan Chase Bank N.A.	56,234	3/10/17	40,154	41,213	(1,059)
SELL	SEK	Citibank N.A.	11,649,976	3/10/17	1,282,148	1,334,124	(51,976)

							$(651,208)

Futures Contracts at 1/31/17

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Long)	USD	155	$18,269,414	March - 2017	$5,508

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Long)	USD	383	$47,671,531	March - 2017	$(125,303)

At January 31, 2017, the fund had cash collateral of $837,100 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$23,663,157	$—	$23,663,157
Non-U.S. Sovereign Debt	—	97,263,988	—	97,263,988
U.S. Corporate Bonds	—	222,225,137	—	222,225,137
Residential Mortgage-Backed Securities	—	13,385,949	—	13,385,949
Commercial Mortgage-Backed Securities	—	3,366,699	—	3,366,699
Asset-Backed Securities (including CDOs)	—	32,358,016	—	32,358,016
Foreign Bonds	—	129,511,373	—	129,511,373
Short-Term Securities	—	5,004,530	—	5,004,530
Mutual Funds	16,891,293	—	—	16,891,293
Total Investments	$16,891,293	$526,778,849	$—	$543,670,142

Other Financial Instruments
Futures Contracts – Assets	$5,508	$—	$—	$5,508
Futures Contracts – Liabilities	(125,303)	—	—	(125,303)
Forward Foreign Currency Exchange Contracts – Assets	—	106,596	—	106,596
Forward Foreign Currency Exchange Contracts – Liabilities	—	(651,208)	—	(651,208)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$551,048,029
Gross unrealized appreciation	7,621,761
Gross unrealized depreciation	(14,999,648)
Net unrealized appreciation (depreciation)	$(7,377,887)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,232,328	52,440,536	(44,781,571)	16,891,293

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(17)	$—	$25,813	$16,891,293

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2017, are as follows:

United States	57.3%
United Kingdom	5.2%
Italy	4.4%
Canada	4.1%
Germany	3.2%
Switzerland	3.0%
Netherlands	2.7%
France	2.6%
Australia	2.2%
Other Countries	15.3%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE INCOME TRUST

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: March 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: March 20, 2017

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 20, 2017

*	Print name and title of each signing officer under his or her signature.